Summary Of Significant Accounting Policies (Narrative) (Details) (USD $)	3 Months Ended								12 Months Ended					1 Months Ended			10 Months Ended	1 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014 item	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2014	May 30, 2012	Sep. 30, 2012	Dec. 31, 2013	Jul. 31, 2011	Jan. 31, 2012	May 01, 2012
Summary Of Significant Accounting Policies [Line Items]
Percentage of operating revenue from largest operating subsidiary									53.00%
Percentage of net income from largest operating subsidiary									70.00%
Number of counties providing operating services									26
Number of operating segments									10
Number of reportable segments									1
Operating revenues	$ 191,389,000	$ 210,535,000	$ 195,307,000	$ 182,672,000	$ 187,078,000	$ 202,320,000	$ 193,943,000	$ 178,552,000	$ 779,903,000	$ 761,893,000	$ 750,685,000	$ 680,677,000	$ 653,812,000
Net utility plant acquisition adjustment	20,164,000								20,164,000					20,164,000
Amortization of the acquisition adjustments									2,648,000	2,480,000	2,698,000
utility expenditures expected to be recovered	15,954,000								15,954,000					15,954,000
Deferred cost reported as a component of net property, plant and equipment	21,490,000								21,490,000					21,490,000
Capital Expenditures Incurred but Not yet Paid									31,039,000	30,974,000	29,588,000
Overdraft for certain disbursement cash accounts	21,431,000				21,753,000				21,431,000	21,753,000				21,431,000			21,753,000
Joint venture ownership percentage	49.00%								49.00%					49.00%
Joint Venture Distributions									1,372,000	1,960,000
Amortization period of tax repair catch up adjustment									10
Non-cash property as advances or contributions									43,642,000	26,188,000	27,212,000
Impaired goodwill									0
Goodwill	31,184,000				28,223,000				31,184,000	28,223,000	28,152,000			31,184,000			28,223,000			1,679,000
Discontinued Operations [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill					0					0							0
City of Fort Wayne, Indiana [Member] | Discontinued Operations [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of customers														13,000
Ohio [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of customers															59,000
Florida [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of customers																38,000
NumberofSeparateSalesTransactions																	five
Florida [Member] | Discontinued Operations [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of customers																38,000
New York [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of customers																		51,000
New York [Member] | Discontinued Operations [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of customers															51,000
Maine [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of customers																		16,000
Maine [Member] | Discontinued Operations [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of customers																			16,000
Other State [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of states providing services in other than Pennsylvania									7
Regulated Segment [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of operating segments									8
Amount of AFUDC related to equity funds	3,640,000				533,000				3,640,000	533,000	188,000			3,640,000			533,000
Goodwill	24,564,000				24,102,000				24,564,000	24,102,000	24,031,000			24,564,000			24,102,000
Other [Member]
Summary Of Significant Accounting Policies [Line Items]
Operating revenues									23,846,000	17,366,000	17,730,000
Goodwill	6,620,000				4,121,000				6,620,000	4,121,000	4,121,000			6,620,000			4,121,000
Not Quantitatively Significant [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of operating segments									2
Non-Regulated Businesses [Member]
Summary Of Significant Accounting Policies [Line Items]
Operating revenues									24,189,000	17,712,000	18,247,000
Amount of AFUDC related to equity funds	$ 0				$ 0				$ 0	$ 0	$ 0			0			0
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Amortized Period									2 years
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Amortized Period									53 years